STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Net Cash Provided by (Used in) Financing Activities [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	$ 30,043,046
Seven Oaks Acquisition Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	(4,217,743)
Adjustments to reconcile net income to net cash used in operating activities:
Financing costs - derivative warrant liabilities	168,086
Change in fair value of warrants	3,890,255
Net loss from investments held in Trust Account	142
Changes in operating assets and liabilities:
Prepaid expenses	(759,541)
Accounts payable	18,249
Accrued Expenses	33,335
Franchise tax payable	54,695
Net cash used in operating activities	(812,522)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash deposited in Trust Account	(258,750,000)
Net cash used in investing activities	(258,750,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of Class B common stock to the initial stockholders	25,000
Proceeds from promissory note - related party	105,000
Repayment of note payable to related party	(105,000)
Proceeds received from initial public offering, gross	258,750,000
Proceeds from sale of Private Placement Warrants	5,587,501
Offering costs paid	(3,035,655)
Net cash provided by financing activities	261,326,846
Net decrease in cash	1,764,324
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	1,764,324
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Offering costs included in accrued offering costs	70,000
Offering costs included in accounts payable	34,070
Accretion to Class A common stock subject to possible redemption amount	$ 15,909,138